Financial Instruments	6 Months Ended
Jun. 30, 2014
Investments, All Other Investments [Abstract]
Financial Instruments
11.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Note 11 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2013. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

			June 30, 2014		December 31, 2013
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1		1,254,309	1,254,309	1,119,966	1,119,966
Derivative instruments (note 15)
Interest rate swap agreements - assets	Level 2		122,506	122,506	91,415	91,415
Interest rate swap agreements - liabilities	Level 2		(506,314)	(506,314)	(410,470)	(410,470)
Cross currency interest swap agreement	Level 2		(63,741)	(63,741)	(52,219)	(52,219)
Foreign currency contracts	Level 2		(354)	(354)	(1,480)	(1,480)
Stock purchase warrants (notes 4b and 15)	Level 3		8,051	8,051	—	—
Non-recurring
Vessels and equipment	Level 2		—	—	17,250	17,250
Assets held for sale (1)	Level 2		—	—	176,247	176,247
Other
Investment in term loans	Level 3		—	—	211,579	209,570
Loans to equity accounted investees and joint venture partners - Current	Level 3		21,634	21,634	37,019	37,019
Loans to equity accounted investees and joint venture partners - Long-term		(2)	133,526	(2)	132,229	(2)
Liabilities associated with assets held for sale (1)	Level 2		—	—	(168,007)	(168,007)
Long-term receivable included in other assets	Level 2		16,452	16,452	—	—
Long-term debt - public (note 8)	Level 1		(1,766,576)	(1,873,925)	(1,313,358)	(1,376,829)
Long-term debt - non-public (note 8)	Level 2		(4,965,791)	(4,830,135)	(4,796,112)	(4,582,274)

(1)	The fair value of the Company’s assets held for sale and liabilities associated with assets held for sale include vessels held for sale, long-term debt and other working capital balances.
(2)

In these consolidated financial statements, the Company’s loans to and equity investments in equity accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint ventures form the net aggregate carrying value of the Company’s interest in the joint ventures. The fair value of the individual components of such aggregate interests is not determinable.

Changes in fair value during the six months ended June 30, 2014 and 2013 for the Company’s derivative instrument, TIL stock purchase warrants, which are described below and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Fair value at the beginning of the period	11,714	—	—	—
Fair value on issuance	—	—	6,840	—
Unrealized (loss) gain included in earnings	(3,663)	—	1,211	—

Fair value at the end of the period	8,051	—	8,051	—

During January 2014, the Company received stock purchase warrants entitling it to purchase up to 1.5 million shares of the common stock of TIL at a fixed price of $10 per share (see Note 15). The estimated fair value of the stock purchase warrants was determined using a Monte-Carlo simulation and is based, in part, on the historical price of common shares of TIL, risk-free rate, vesting conditions and the historical volatility of the comparable companies. The estimated fair value of these stock purchase warrants as of June 30, 2014 is based on the historical volatility of the comparable companies of 54.1%. A higher or lower volatility would result in a higher or lower fair value of this derivative asset.

b.	Financing Receivables

The following table contains a summary of the Company’s financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2014 $	December 31, 2013 $
Direct financing leases	Payment activity	Performing	774,026	727,262
Other loan receivables
Investment in term loans and interest receivable	Collateral	Non-Performing(1)	—	211,579
Loans to equity accounted investees and joint venture partners(2)	Other internal metrics	Performing	155,160	169,248
Long-term receivable included in other assets	Payment activity	Performing	50,136	31,634

			979,322	1,139,723

(1)	On March 21, 2014, Teekay and Teekay Tankers took ownership of the vessels held as collateral in satisfaction of the loans and accrued interest.
(2)

The Company’s subsidiary Teekay LNG owns a 99% interest in Teekay Tangguh, which owns a 70% interest in the Teekay Tangguh Joint Venture. During the year ended December 31, 2012, the parent company of Teekay LNG‘s joint venture partner, BLT, suspended trading on the Jakarta Stock Exchange and entered into a court-supervised debt restructuring in Indonesia. The remaining loans to joint venture partner, BLT LNG Tangguh Corporation, totaling $10.3 million as at June 30, 2014 (December 31, 2013 - $28.5 million) are considered to be collectible given a signed settlement Agreement between the Company and BLT LNG Tangguh Corporation regarding repayment terms. In February 2014, the Teekay Tangguh Joint Venture declared dividends of $69.5 million, of which $14.4 million was used to offset the advances made to BLT LNG Tangguh Corporation and P.T. Berlian Laju Tanker and $6.5 million was repaid to Teekay by BLT LNG Tangguh Corporation. In addition, $1.0 million was paid to Teekay by BLT as part of the settlement agreement.